Fair Value of Financial Instruments (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments
Note 13. Fair Value of Financial Instruments
Fair value estimates of financial instruments are made at a specific point in time, based on relevant information about financial markets and specific financial instruments. As these estimates are subjective in nature, involving uncertainties and matters of significant judgment, they cannot be determined with precision. Changes in assumptions can significantly affect estimated fair value.
The Company measures fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the reporting date. The Company utilizes a three-tier hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:
•	Level 1: Valuations based on quoted prices in active markets for identical assets or liabilities that an entity has the ability to access.
•
Level 2: Valuations based on quoted prices for similar assets or liabilities, quoted prices for identical assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable data for substantially the full term of the assets or liabilities.

•	Level 3: Valuations based on inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.
Liabilities historically valued with Level 3 inputs on a recurring basis are contingent consideration.
The carrying value of cash and cash equivalents, accounts receivable, contract assets, contract liabilities and accounts payable approximate their fair value because of the short-term nature of these instruments.
There were no transfers between fair value measurement levels during the three and nine months ended September 30, 2021 or 2020.
The following table presents information about the Company's financial assets and liabilities measured at fair value on a recurring basis as of:
	September 30, 2021
	Level 1	Level 2	Level 3	Total
	(in thousands)
Asset:
Money market funds	$32,434	$—	$—	$32,434
Liability:
Contingent consideration	$—	$—	$673	$673
	December 31, 2020
	Level 1	Level 2	Level 3	Total
	(in thousands)
Asset:
Money market funds	$15,802	$—	$—	$15,802
Liability:
Contingent consideration	$—	$—	$2,911	$2,911
The following is a reconciliation of the opening and closing balance for contingent consideration measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the nine months ended September 30, 2021 (in thousands):
Opening balance	$2,911
Fair value adjustments	(892)
Amounts settled through payment	(1,346)
Ending balance	$673
Fair value adjustments made during the nine months ended September 30, 2021 result from adjustments to revenue target forecasts. The gain of $0.9 million for the nine months ended September 30, 2021, is presented in general and administrative expense in the condensed consolidated statements of operations and comprehensive loss.

Note 13. Fair Value of Financial Instruments
Fair value estimates of financial instruments are made at a specific point in time, based on relevant information about financial markets and specific financial instruments. As these estimates are subjective in nature, involving uncertainties and matters of significant judgment, they cannot be determined with precision. Changes in assumptions can significantly affect estimated fair value.
The Company measures fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the reporting date. The Company utilizes a three-tier hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:
•	Level 1: Valuations based on quoted prices in active markets for identical assets or liabilities that an entity has the ability to access.
•
Level 2: Valuations based on quoted prices for similar assets or liabilities, quoted prices for identical assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable data for substantially the full term of the assets or liabilities. The Company has no assets or liabilities valued with Level 2 inputs.

•	Level 3: Valuations based on inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.
Liabilities historically valued with Level 3 inputs on a recurring basis are contingent consideration.
The carrying value of cash and cash equivalents, accounts receivable, contract assets, and accounts payable approximate their fair value because of the short-term nature of these instruments.
There were no transfers between fair value measurement levels during the years ended December 31, 2020 and 2019.
The following table presents information about the Company's financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2020 and 2019:
	2020
	Level 1	Level 2	Level 3	Total
	in thousands
Contingent consideration	$—	$—	$2,911	$2,911
	2019
	Level 1	Level 2	Level 3	Total
	in thousands
Contingent consideration	$—	$—	$1,811	$1,811
The following is a reconciliation of the opening and closing balance for contingent consideration measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the year ended December 31, 2020 (in thousands):
Opening balance	$1,811
Additions to contingent consideration (refer to Note 3, Acquisitions)	3,471
Fair value adjustments	(455)
Amounts settled through payment	(1,916)
Ending balance	$2,911
Fair value adjustments made during the year ended December 31, 2020, result from revenue targets not being achieved for one of the Company’s acquisitions. The gain of $0.5 million for the period ended December 31, 2020 is presented in general and administrative expense in the statements of operations and comprehensive loss.